Related Party Transactions	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Related Party Transactions
20 - Related Party Transactions
Arm China and Acetone Limited
Following the restructuring of its direct investment in Arm China in the fiscal year ended March 31, 2022, the Company has a 10% non-voting ownership interest in Acetone Limited, whose primary asset is a 48.2% interest in Arm China. The Company has no direct material transactions with Acetone Limited.
For the fiscal years ended March 31, 2026, 2025 and 2024, the Company recognized revenue under the terms of the IPLA with Arm China of $790.6 million, $670.4 million and $670.8 million, respectively, and recognized expenses under a service share arrangement with Arm China of $63.3 million, $59.4 million, and $74.1 million, respectively. In the fiscal year ended March 31, 2024, the Company recognized $5.5 million of contract termination costs in disposal, restructuring and other operating expenses, net in the Consolidated Income Statements due to a terminated agreement with Arm China for certain software engineering-related services, which was brought in-house. For the fiscal years ended March 31, 2026 and 2025, the Company did not recognize any contract termination costs in disposal, restructuring, and other operating expenses, net in the Consolidated Income Statements related to Arm China. The Company leases certain assets to Arm China. For the fiscal years ended March 31, 2026, 2025 and 2024, the Company recognized rental income from the assets leased to Arm China of $1.0 million, $1.2 million and $1.7 million, respectively.
As of March 31, 2026, the Company had an amount due of $276.2 million ($296.5 million receivable less $20.3 million payable) from Arm China. As of March 31, 2026, the Company had current contract liabilities of $30.3 million and non-current portion of contract liabilities of $23.3 million relating to Arm China. As of March 31, 2025, the Company had an amount due of $284.6 million ($294.5 million receivable less $9.9 million payable) from Arm China. As of March 31, 2025, the Company had current contract liabilities of $80.2 million and non-current portion of contract liabilities of $24.0 million relating to Arm China.
For the fiscal years ended March 31, 2026 and 2025, the Company recognized $12.3 million and $16.0 million, respectively, for expected credit losses against earnings relating to Arm China. For the fiscal year ended March 31, 2024, the Company did not recognize any expected credit losses against earnings relating to Arm China. As of March 31, 2026 and 2025, the Company’s allowance for current expected credit losses related to Arm China was $28.3 million and $16.0 million, respectively, which is reflected in accounts receivable, net on the Consolidated Balance Sheets.
See Note 10 - Equity Investments, for further details of the impact of Acetone Limited on the Company’s results.
Other Entities Related by Virtue of Common Control by SoftBank Group
During the fiscal years ended March 31, 2026 and 2025, the Company entered into related party transactions with an affiliate of SoftBank Group relating to licensing and service arrangements under the consulting agreement with SoftBank Group (the “Consulting Agreement”). Pursuant to statements of work entered into under the Consulting Agreement during the fiscal year ended March 31, 2025, as amended during the fiscal year ended March 31, 2026, the Company may earn fees for services provided. For the fiscal years ended March 31, 2026 and 2025, revenue from the licensing and servicing arrangements was $704.4 million and $145.5 million, respectively. As of March 31, 2026 and 2025, the Company had current contract assets of $645.8 million and $145.5 million, respectively, from the affiliate of SoftBank Group.
In November 2025, SoftBank Group acquired all of the outstanding equity interests of Ampere, in which the Company previously had an equity investment and over which the Company had significant influence. The Company continues to have licensing and servicing arrangements with Ampere for which the Company may earn fees for services provided. For the fiscal years ended March 31, 2026, 2025 and 2024, the Company recognized revenue of $3.6 million, $3.5 million and $49.3 million, respectively, from Ampere. Effective March 2026, the Company entered into a development agreement with Ampere (the “Ampere Development Agreement”), enabling Ampere to provide development services to the Company under one or more statements of work. For the fiscal year ended March 31, 2026, the Company did not recognize expenses under the Ampere Development Agreement. As of March 31, 2026, the Company had accounts receivable of $0.5 million, current contract assets of $0.5 million, and current contract liabilities of $5.4 million related to contracts with Ampere. As of March 31, 2025, the Company had accounts receivable of $0.7 million, current contract assets of $6.3 million, and current contract liabilities of $0.7 million related to contracts with Ampere. See Note 10 - Equity Investments, for further details on Ampere.
The Company had revenue transactions with other entities by virtue of common control by SoftBank Group besides an affiliate of SoftBank Group and Ampere. For the fiscal years ended March 31, 2026 and 2025, the Company did not recognize material revenue or other income from other entities controlled by SoftBank Group besides an affiliate of SoftBank Group and Ampere. For the fiscal year ended March 31, 2024, the Company recognized revenue of $4.4 million from other entities controlled by SoftBank Group. As of March 31, 2026 and March 31, 2025, the Company did not have accounts receivable, contract assets, or contract liabilities balances on revenue or other income transactions with other entities by virtue of common control by SoftBank Group besides an affiliate of SoftBank Group and Ampere.
Other Equity Investments
The Company has investments in limited partnerships or certain limited liability companies that maintain a specific ownership account for each investor, for which the Company has more than virtually no influence (i.e., at least 3% to 5% ownership).
For the fiscal years ended March 31, 2026, 2025 and 2024, the Company recognized aggregate distributions, including liquidation proceeds, dividends and returns of capital from certain equity investments of $59.9 million, $8.2 million and $6.9 million, respectively. See Note 10 - Equity Investments, for further details.
Linaro Limited
Linaro Limited (“Linaro”) is a not-for-profit entity in which the Company was a member with significant influence. The Company resigned as a member of Linaro and no longer has significant influence in Linaro effective December 1, 2025. Therefore, Linaro is no longer considered a related party. Linaro continues to be a service partner to the Company. For the fiscal years ended March 31, 2026, 2025 and 2024, prior to resignation, the Company incurred subscription and other costs of $6.1 million, $10.4 million and $10.6 million, respectively, from Linaro. As of March 31, 2025, the Company had $0.7 million recorded in other current liabilities on the Consolidated Balance Sheets related to Linaro.
In February 2023, the Company entered into an agreement with Linaro to sell certain net assets of the Company that meets the definition of a business in exchange for cash consideration of $4.0 million to be paid in equal annual installments over five years. As of March 31, 2026, the total unpaid purchase consideration remains in prepaid expenses and other current assets and other non-current assets on the Consolidated Balance Sheets; however, Linaro is no longer considered a related party. As of March 31, 2025, the total unpaid purchase consideration was $2.4 million, which was recorded in prepaid expenses and other current assets and other non-current assets on the Consolidated Balance Sheets.
Loans to Related Parties
As of March 31, 2025, the Company had a loan receivable of $16.6 million from Arduino, previously a related party. In October 2025, the Company received $16.9 million for the full repayment of the loan receivable from Arduino in connection with Arduino’s acquisition by a third party. Therefore, as of March 31, 2026, the Company did not have a loan receivable with Arduino. During the fiscal year ended March 31, 2026, the Company recognized a reversal for the current expected credit loss reserve with respect to its loan receivable from Arduino by $16.8 million in selling, general, and administrative expenses in the Consolidated Income Statements. As of March 31, 2026 and 2025, the Company had a loan receivable of $3.2 million with Cerfe Labs, Inc, a related party. The loan receivable with Cerfe Labs was fully reserved for under current expected credit loss reserve for the periods presented. See Note 11 - Financial Instruments, for further details regarding these loans.
In December 2025, the Company received $39.3 million from the settlement of the convertible loan in Ampere. As of March 31, 2025, the outstanding balance of the convertible promissory note issued by Ampere, a related party, was $33.8 million. See Note 10 - Equity Investments, for further details on Ampere.